8. CAPITAL AND RESERVES: Schedule of Stock option transactions and the number of stock options (Details) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options Outstanding		2,080,750	833,250	1,227,000
Options Outstanding, granted		0	1,575,000	0
Options Outstanding, exercised		0	0	0
Options Outstanding, expired or cancelled		(460,000)	(327,500)	(393,750)
Options Outstanding		1,620,750	2,080,750	833,250
Options Exercisable		2,080,750	833,250	1,227,000
Options Exercisable, granted		0	1,575,000	0
Options Exercisable, exercised		0	0	0
Options Exercisable, expired or cancelled		(460,000)	(327,500)	(393,750)
Options Exercisable		1,620,750	2,080,750	833,250
Weighted average exercise price		$ 0.15	$ 0.39	$ 0.5
Weighted average exercise price, options granted		0	0.08	0
Weighted average exercise price, options exercised		0	0	0
Weighted average exercise price, options expired or cancelled		0.4	0.4	0.72
Weighted average exercise price		$ 0.08	$ 0.15	$ 0.39
Weighted average remaining contractual life, stock options		3 years 1 month 9 days	3 years 3 months
Option 1
Expiry Date		Mar. 14, 2023
Optiion Exercise Price		$ 0.4
Number of Options		450,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		(450,000)
Stock Options, Balance		0
Option 2
Expiry Date		Mar. 26, 2023
Optiion Exercise Price		$ 0.4
Number of Options		10,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		(10,000)
Stock Options, Balance		0
Option 3
Expiry Date	[1]	Jan. 07, 2024
Optiion Exercise Price		$ 0.2
Number of Options		45,750
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		45,750
Option 4
Expiry Date		Mar. 14, 2027
Optiion Exercise Price		$ 0.08
Number of Options		1,575,000
Options Granted		0
Options Exercised		0
Options Expired or Cancelled		0
Stock Options, Balance		1,575,000
Option 5
Expiry Date			Apr. 26, 2022
Optiion Exercise Price			$ 0.4
Number of Options			327,500
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			(327,500)
Stock Options, Balance			0
Option 6
Expiry Date	[1]		Mar. 14, 2023
Optiion Exercise Price			$ 0.4
Number of Options			450,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			450,000
Option 7
Expiry Date	[1]		Mar. 26, 2023
Optiion Exercise Price			$ 0.4
Number of Options			10,000
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			10,000
Option 8
Expiry Date			Jan. 07, 2024
Optiion Exercise Price			$ 0.2
Number of Options			45,750
Options Granted			0
Options Exercised			0
Options Expired or Cancelled			0
Stock Options, Balance			45,750
Option 9
Expiry Date			Mar. 14, 2027
Optiion Exercise Price			$ 0.08
Number of Options			0
Options Granted			1,575,000
Stock Options, Balance			1,575,000
Option 10
Expiry Date				Sep. 26, 2021
Optiion Exercise Price				$ 0.72
Number of Options				393,750
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				(393,750)
Stock Options, Balance				0
Option 11
Expiry Date				Apr. 26, 2022
Optiion Exercise Price				$ 0.4
Number of Options				327,500
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				327,500
Option 12
Expiry Date				Mar. 14, 2023
Optiion Exercise Price				$ 0.4
Number of Options				450,000
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				450,000
Option 13
Expiry Date				Mar. 26, 2023
Optiion Exercise Price				$ 0.4
Number of Options				10,000
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				10,000
Option 14
Expiry Date				Jan. 07, 2024
Optiion Exercise Price				$ 0.2
Number of Options				45,750
Options Granted				0
Options Exercised				0
Options Expired or Cancelled				0
Stock Options, Balance				45,750

[1]	Subsequent to December 31, 2023, 45,750 options expired unexercised.